Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equipment
Property Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Furniture and Fixtures
Property Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Software
Property Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Leasehold Improvements
Property Plant and Equipment [Line Items]
Estimated useful life	Lesser of estimated useful life or lease term	Lesser of estimated useful life or lease term